STOCK BASED COMPENSATION	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION
NOTE 12:-    STOCK BASED COMPENSATION

The Company’s 2018 Share Incentive Plan (the "Plan") authorized the grant of options to purchase shares and restricted shares unites (“RSUs”) to officers, employees, directors and consultants of the Company and its Subsidiaries. Awards granted under the Plan to participants in various jurisdictions may be subject to specific terms and conditions for such grants as may be approved by the Company’s board from time to time.

Each option granted under the Plan is exercisable for a period of ten years from the date of the grant of the option or the expiration dates of the option plan. The options primarily vest gradually over four years of employment.

During July 2018 and January 2019 the Company granted 71,357 options to 2 officers, to acquire 71,357 Ordinary shares under the Plan. Total fair value of the options granted was $202 to be recognized over four years vesting period. The stock-based compensation expense related to employees' equity-based awards, recognized during the six months ended June 30, 2019 was $62.